Cover	12 Months Ended
Mar. 31, 2021
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment	This Post-Effective Amendment No. 4 (this "Post-Effective Amendment") to Zhong Yuan Bio-Technology Holdings Limited's Registration Statement on Form F-1 (File No. 333-235983) (the "Registration Statement"), as declared effective by the Securities and Exchange Commission (the "SEC") on June 29, 2020 is being filed pursuant to the undertakings in Item 9.1(b) of the Registration Statement to update and supplement the information contained in the Registration Statement and the Prospectus included therein, to include the information contained in the Registrant’s Annual Report on Form 20-F for the fiscal year ended March 31, 2021 that was filed with the SEC on August 16, 2021 and all other reports filed pursuant to Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) since the end of the fiscal year covered by the Annual Report. We are filing amendment no 4 to include updated disclosures and risk factors. The information included in this filing updates the Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Registrant Name	Zhong Yuan Bio-Technology Holdings Ltd
Entity Central Index Key	0001672886
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false